Rule 497(e)
                                                             File No. 333-182308



                      FIRST TRUST EXCHANGE-TRADED FUND VI

            INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
                                  (the "Fund")

                          SUPPLEMENT TO THE PROSPECTUS
                            DATED JANUARY 30, 2015,
                      AS SUPPLEMENTED ON FEBRUARY 10, 2015

                              DATED MARCH 17, 2015


      1. Notwithstanding anything to the contrary in the prospectus, the table following the second paragraph of the section of the prospectus entitled "Summary Information--International Multi-Asset Diversified Income Index Fund--Principal Investment Strategies" is replaced in its entirety with the following:

      -----------------------------------   -------------------------
      INDEX SEGMENT                         PERCENTAGE OF THE INDEX
      -----------------------------------   -------------------------
      Dividend-paying Equity Securities               20%
      -----------------------------------   -------------------------
      REITs                                           20%
      -----------------------------------   -------------------------
      Preferred Securities                            20%
      -----------------------------------   -------------------------
      Infrastructure Companies                        20%
      -----------------------------------   -------------------------
      Fixed-Income ETF                                20%
      -----------------------------------   -------------------------


      2. Notwithstanding anything to the contrary in the prospectus, the final sentence of the section of the prospectus entitled "Index Information-- International Multi-Asset Diversified Income Index Fund--Index Construction-- Non-U.S. Dividend-Paying Equities" is replaced in its entirety with the following:

      Dividend-paying equities comprise 20% of the Index.


      3. Notwithstanding anything to the contrary in the prospectus, the final sentence of the section of the prospectus entitled "Index Information-- International Multi-Asset Diversified Income Index Fund--Index Construction-- Non-U.S. Fixed Income ETF" is replaced in its entirety with the following:

      The fixed income ETF comprises 20% of the Index.



   PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE